Current and long-term debt	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Current and long-term debt
Current and long-term debt
The following is a breakdown of the current and non-current portion of our debt outstanding as of December 31, 2018 and December 31, 2017:

	At December 31,
In thousands of U.S. dollars	2018	2017
Current portion (1)	$297,934	$113,036
Finance lease (2)	114,429	50,146
Current portion of long-term debt	412,363	163,182

Non-current portion (3)	1,192,000	1,937,018
Finance lease (4)	1,305,952	666,993
	$2,910,315	$2,767,193

(1)
The current portion at December 31, 2018 was net of unamortized deferred financing fees of $2.1 million. The current portion at December 31, 2017 was net of unamortized deferred financing fees of $1.7 million.

(2)
The current portion at December 31, 2018 was net of unamortized deferred financing fees of $0.8 million. The current portion at December 31, 2017 was net of unamortized deferred financing fees of $0.1 million.

(3)
The non-current portion at December 31, 2018 was net of unamortized deferred financing fees of $12.0 million. The non-current portion at December 31, 2017 was net of unamortized deferred financing fees of $33.4 million.

(4)
The non-current portion at December 31, 2018 was net of unamortized deferred financing fees of $8.7 million. The non-current portion at December 31, 2017 was net of unamortized deferred financing fees of $1.1 million.

The following is a rollforward of the activity within debt (current and non-current), by facility, for December 31, 2018:

		Activity				Balance as of December 31, 2018 consists of:
In thousands of U.S. dollars	Carrying Value as of December 31, 2017	Drawdowns	Repayments	Other Activity(1)	Carrying Value as of December 31, 2018	Current	Non-Current
K-Sure Credit Facility	$239,919	$—	$(239,919)	$—	$—	$—	$—
KEXIM Credit Facility	332,950	—	(33,650)	—	299,300	33,650	265,650
Credit Suisse Credit Facility	53,488	—	(53,488)	—	—	—	—
ABN AMRO Credit Facility	113,312	—	(12,804)	—	100,508	8,554	91,954
ING Credit Facility	109,844	38,675	(4,343)	—	144,176	12,737	131,439
BNP Paribas Credit Facility	42,550	—	(42,550)	—	—	—	—
Scotiabank Credit Facility	28,860	—	(28,860)	—	—	—	—
NIBC Credit Facility	34,712	—	(34,712)	—	—	—	—
2018 NIBC Credit Facility	—	35,658	(807)	—	34,851	3,230	31,621
2016 Credit Facility	195,979	—	(195,979)	—	—	—	—
2017 Credit Facility	141,814	21,450	(18,499)	—	144,765	13,265	131,500
HSH Credit Facility	15,416	—	(15,416)	—	—	—	—
DVB 2017 Credit Facility	78,440	—	(78,440)	—	—	—	—
Credit Agricole Credit Facility	103,914	—	(8,568)	865	96,211	7,745	88,466
ABN / K-Sure Credit Facility	49,908	—	(3,851)	775	46,832	3,106	43,726
Citibank / K-Sure Credit Facility	104,052	—	(8,416)	1,973	97,609	6,524	91,085
ABN / SEB Credit Facility	—	120,575	(5,750)	—	114,825	11,500	103,325
Ocean Yield Lease Financing	169,016	—	(10,458)	199	158,757	10,515	148,242
CMBFL Lease Financing	65,915	—	(4,908)	191	61,198	4,725	56,473
BCFL Lease Financing (LR2s)	104,187	—	(7,332)	599	97,454	7,005	90,449
CSSC Lease Financing	269,965	—	(17,309)	(824)	251,832	18,104	233,728
BCFL Lease Financing (MRs)	109,232	—	(10,401)	—	98,831	11,021	87,810
2018 CMBFL Lease Financing	—	141,600	(5,057)	—	136,543	10,114	126,429

$116.0 Million Lease Financing	—	114,840	(2,166)	—	112,674	6,633	106,041
AVIC Lease Financing	—	145,000	(5,897)	—	139,103	11,794	127,309
China Huarong Lease Financing	—	144,000	(6,750)	—	137,250	13,500	123,750
$157.5 Million Lease Financing	—	157,500	(5,414)	—	152,086	14,143	137,943
COSCO Lease Financing	—	88,000	(3,850)	—	84,150	7,700	76,450
Unsecured Senior Notes Due 2020	53,750	—	—	—	53,750	—	53,750
Unsecured Senior Notes Due 2019	57,500	—	—	—	57,500	57,500	—
Convertible Notes due 2019 (2)	328,717	—	—	(186,537)	142,180	142,180	—
Convertible Notes due 2022 (2)	—	—	—	171,469	171,469	—	171,469
	$2,803,440	$1,007,298	$(865,594)	$(11,290)	$2,933,854	$415,245	$2,518,609
Less: deferred financing fees	(36,247)	(13,871)	—	26,579	(23,539)	(2,882)	(20,657)
Total	$2,767,193	$993,427	$(865,594)	$15,289	$2,910,315	$412,363	$2,497,952

(1)    Relates to non-cash accretion or amortization of (i) obligations assumed as part of the Merger with NPTI, which were recorded at fair value on the closing date (described below) and (ii) accretion of our Convertible Notes due 2019 and Convertible Notes due 2022.
(2)    In May 2018 and July 2018, we exchanged $188.5 million and $15.0 million (out of $348.5 million outstanding), respectively, in aggregate principal amount of our Convertible Notes due 2019 for $188.5 million and $15.0 million, respectively, in aggregate principal amount of the Company's new 3.0% Convertible Senior Notes due 2022.
Secured Debt
Each of our secured credit facilities contains financial and restrictive covenants, which require us to, among other things, comply with certain financial tests (described below); deliver quarterly and annual financial statements and annual projections; comply with restrictive covenants, including maintaining adequate insurances; comply with laws (including environmental laws and ERISA); and maintain flag and class of our vessels. Other such covenants may, among other things, restrict consolidations, mergers or sales of our assets; require us to obtain lender approval on changes in our vessel manager; limit our ability to place liens on our assets; limit our ability to incur additional indebtedness; prohibit us from paying dividends if there is a covenant breach under the loan or an event of default has occurred or would occur as a result of payment of such dividend; prohibit our transactions with affiliates. Furthermore, our debt agreements contain cross-default provisions that may be triggered if we default under the terms of any one of our financing agreements.
These secured credit facilities may be secured by, among other things:

•	a first priority mortgage over the relevant collateralized vessels;

•	a first priority assignment of earnings, insurances and charters from the mortgaged vessels for the specific facility;

•	a pledge of earnings generated by the mortgaged vessels for the specific facility; and

•	a pledge of the equity interests of each vessel owning subsidiary under the specific facility.
Minimum interest coverage ratio amendment
In February and March 2018, we amended the ratio of EBITDA to net interest expense ratio financial covenant on our secured credit facilities (wherever applicable) for the quarters ended June 30, 2018, September 30, 2018 and December 31, 2018. Under this amendment, the ratio was reduced to greater than 1.50 to 1.00 from 2.50 to 1.00. These amendments have been accounted for as debt modifications.
In September 2018, we entered into agreements with certain credit facility lenders to permanently remove the minimum interest coverage ratio financial covenants from the terms of those credit facilities where such covenants were in place. As a result, the Company is no longer required to maintain a ratio of EBITDA to net interest expense on any of its secured credit facilities or lease financing arrangements.
As part of these agreements, and for certain of the facilities, the minimum threshold for the aggregate fair market value of the vessels as a percentage of the then aggregate principal amount of each facility was revised to be no less than the following:

Facility	Minimum ratio
KEXIM Credit Facility	155%
2017 Credit Facility	155%
ABN Credit Facility	145% through June 30, 2019, 150% thereafter

Each of our secured credit facilities are described below.
K-Sure Credit Facility
In February 2014, we entered into a $458.3 million senior secured term loan facility which consisted of a $358.3 million tranche with a group of financial institutions that was 95% covered by Korea Trade Insurance Corporation, or the K-Sure Tranche, and a $100.0 million commercial tranche with a group of financial institutions led by DNB Bank ASA, or the Commercial Tranche. During the year ended December 31, 2018, we repaid the outstanding balance of $239.9 million, as a result of the sale and leasebacks of STI Hammersmith, STI Winnie, STI Lauren, STI Connaught, STI Westminster, STI Tribeca, STI Bronx, STI Manhattan, STI Oxford, STI Gramercy, STI Queens, STI Brooklyn, STI Mayfair, STI Battersea, STI Rotherhithe and STI Notting Hill (see sale leaseback facilities below).
We wrote off an aggregate of $5.9 million of deferred financing fees as a result of the repayment of the outstanding balance.
KEXIM Credit Facility
In February 2014, we executed a senior secured term loan facility for $429.6 million, or the KEXIM Credit Facility, with a group of financial institutions led by DNB Bank ASA and Skandinaviska Enskilda Banken AB (publ) and from the Export-Import Bank of Korea, or KEXIM, a statutory juridical entity established under The Export-Import Bank of Korea Act of 1969, as amended, in the Republic of Korea.  This KEXIM Credit Facility includes commitments from KEXIM of $300.6 million, or the KEXIM Tranche, and a group of financial institutions led by DNB Bank ASA and Skandinaviska Enskilda Banken AB (publ) of $129.0 million, or the Commercial Tranche.
Drawdowns under the KEXIM Credit Facility occurred in connection with the delivery of 18 newbuilding vessels as specified in the loan agreement.
In addition to KEXIM’s commitment of up to $300.6 million, KEXIM also provided an optional guarantee for a five-year amortizing note of $125.25 million, the proceeds of which reduced the $300.6 million KEXIM Tranche. These notes were issued on July 18, 2014 when Seven and Seven Ltd., an exempted company incorporated with limited liability under the laws of the Cayman Islands completed an offering of $125,250,000 in aggregate principal amount of floating rate guaranteed notes due 2019, or the KEXIM Notes, in a private offering to qualified institutional buyers pursuant to the Securities Act and in offshore transactions complying with Regulation S under the Securities Act. The KEXIM Notes were issued in connection with the KEXIM Tranche and reduced KEXIM's funding obligations and our borrowing costs under the KEXIM Tranche by 1.55% per year. Seven and Seven Ltd. is an unaffiliated company that was incorporated for the purpose of facilitating this transaction and servicing the bonds until maturity.
Payment of 100% of all regularly scheduled installments of principal of, and interest on, the KEXIM Notes are guaranteed by KEXIM. The vessels in the loan are the collateral for the KEXIM Credit Facility, which includes the KEXIM Notes. The KEXIM Notes are currently listed on the Singapore Exchange Securities Trading Limited. The KEXIM Notes are not listed on any other securities exchange, listing authority or quotation system.
The Commercial Tranche matures on the sixth anniversary of the delivery date of the last vessel specified under the loan (January 2021), and the KEXIM Tranche matures on the 12th anniversary of the weighted average delivery date of the vessels specified under the loan assuming the Commercial Tranche is refinanced through that date (September 2026).
Repayments will be made in ten equal consecutive semi-annual repayment installments in accordance with a 15-year repayment profile under the Commercial Tranche and a 12-year repayment profile under the KEXIM Tranche (which includes the KEXIM Notes). Repayments under the KEXIM Tranche will first be applied to the KEXIM Notes until the maturity of those notes in September 2019 and all subsequent repayments will be applied to the remaining amounts outstanding under KEXIM Tranche until the maturity of that tranche in September 2026 (assuming the Commercial Tranche is refinanced through that date). Repayments commenced in March 2015 for the KEXIM Tranche and in July 2015 for the Commercial Tranche.
Borrowings under the KEXIM Tranche bear interest at LIBOR plus an applicable margin of 3.25%. Borrowings under the Commercial Tranche bear interest at LIBOR plus an applicable margin of 3.25% from the effective date of the agreement to the fifth anniversary thereof and 3.75% thereafter until the maturity date in respect of the Commercial Tranche.
Our KEXIM Credit Facility contains certain financial covenants which require us to maintain:

•	The ratio of net debt to total capitalization no greater than 0.60 to 1.00.

•
Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of any new equity issues occurring on or after January 1, 2016.

•	Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.

•	The minimum threshold for the aggregate fair market value of the vessels as a percentage of the then aggregate principal amount in the facility shall at all times be no less than 155%.
The amounts outstanding relating to this facility (which includes the KEXIM Notes) as of December 31, 2018 and 2017 were $299.3 million and $333.0 million, respectively. We were in compliance with the financial covenants relating to this facility as of those dates.
Credit Suisse Credit Facility
In October 2015, we executed a senior secured term loan facility with Credit Suisse AG, Switzerland. The proceeds of this facility of $58.4 million were used to finance a portion of the purchase price of STI Selatar and STI Rambla. During the year ended December 31, 2018, we repaid the outstanding balance of $53.5 million, as a result of the sale and leaseback of STI Selatar and STI Rambla.
We wrote off an aggregate of $1.5 million of deferred financing fees as a result of the repayment.
ABN AMRO Credit Facility
In July 2015, we executed a senior secured term loan facility with ABN AMRO Bank N.V. and DVB Bank SE for up to $142.2 million. This facility was fully drawn in 2015 to partially finance the purchases of STI Savile Row, STI Kingsway and STI Carnaby and to refinance the existing indebtedness on STI Spiga. We refer to this credit facility as our ABN AMRO Credit Facility.
Repayments under the ABN AMRO Credit Facility will be made in equal consecutive quarterly repayment installments in accordance with a 15-year repayment profile. Repayments commenced three months after the drawdown date of each vessel. Each tranche matures on the fifth anniversary of the initial drawdown date and a balloon installment payment is due on the maturity date of each tranche. Borrowings under the ABN AMRO Credit Facility bear interest at LIBOR plus an applicable margin of 2.15%.
Our ABN AMRO Credit Facility includes financial covenants that require us to maintain:

•	The ratio of net debt to total capitalization no greater than 0.60 to 1.00.

•
Consolidated tangible net worth of no less than $677.3 million plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after October 1, 2013 and (ii) 50% of the net proceeds of new equity issues occurring on or after October 1, 2013.

•	Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel.

•
The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 145% of the then aggregate outstanding principal amount of the loans under the credit facility through June 30, 2019 and 150% thereafter.

During the year ended December 31, 2018, we made scheduled principal payments of $8.8 million and an unscheduled prepayment of $4.0 million on this credit facility. The amounts outstanding relating to this facility as of December 31, 2018 and 2017 were $100.5 million and $113.3 million, respectively. We were in compliance with the financial covenants relating to this facility as of those dates.
ING Credit Facility
In June 2015, we executed a senior secured term loan facility with ING Bank N.V., London Branch for a credit facility of up to $52.0 million. In September 2015, we amended and restated the facility to increase the borrowing capacity to $87.0 million, and in March 2016, we amended and restated the facility to further increase the borrowing capacity to $132.5 million. In June 2018, we executed another agreement to further increase the borrowing capacity to $171.2 million. The 2018 upsized portion of the loan facility was fully drawn in September 2018 and was used to refinance the existing outstanding indebtedness relating to one Handymax product tanker (STI Rotherhithe) and one MR product tanker (STI Notting Hill), which were previously financed under the Company’s K-Sure Credit Facility.
Repayments on borrowings up to $132.5 million are being made in equal quarterly installments, in accordance with a 15-year repayment profile, and a balloon installment payment due on the maturity dates of March 4, 2021 for STI Lombard and STI Osceola and June 24, 2022 for STI Grace, STI Jermyn, STI Black Hawk, STI Pontiac, STI Rotherhithe and STI Notting Hill. The 2018 upsized portion of the loan for STI Rotherhithe and STI Notting Hill will be repaid in equal quarterly installments of $1.0 million per quarter, in aggregate, for the first eight installments and $0.8 million per quarter, in aggregate, thereafter, with a balloon payment due upon the maturity date of June 24, 2022.
Borrowings under the ING Credit Facility bear interest at LIBOR plus a margin of 1.95% per annum for the STI Lombard, STI Osceola, STI Grace, STI Jermyn, STI Black Hawk and STI Pontiac tranches. The STI Rotherhithe and STI Notting Hill tranches bear interest at LIBOR plus a margin of 2.4% per annum.
Our ING Credit Facility includes financial covenants that require us to maintain:

•	The ratio of net debt to total capitalization no greater than 0.60 to 1.00.

•
Consolidated tangible net worth of not less than $1.0 billion plus (i) 25% of the positive consolidated net income for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.

•	Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.

•
The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 160% of the then aggregate outstanding principal amount of the loans under the credit facility.

The amounts outstanding relating to this facility as of December 31, 2018 and 2017 were $144.2 million and $109.8 million, respectively. We were in compliance with the financial covenants relating to this facility as of those dates.
BNP Paribas Credit Facility
In December 2015, we executed a senior secured term loan facility with BNP Paribas SA for up to $34.5 million, and in December 2016, we amended and restated the facility to increase the borrowing capacity by a further $27.6 million to $62.1 million. This upsized portion was drawn in January and February 2017 as part of the refinancing of the amounts borrowed for STI Sapphire and STI Emerald and fully repaid in June 2017 when these vessels were sold. Furthermore, in December 2017 we amended and restated the facility to increase the borrowing capacity by a further $13.2 million as part of the refinancing of the amounts borrowed for STI Soho (which was previously financed under our K-Sure Credit Facility). During the year ended December 31, 2018, we repaid the outstanding balance of $42.6 million in connection with the refinancing of the amounts borrowed for STI Memphis, STI Battery and STI Soho.
We wrote off an aggregate of $0.4 million of deferred financing fees as a result of these transactions.
Scotiabank Credit Facility
In June 2016, we executed a senior secured term loan facility with Scotiabank Europe plc. The loan facility was fully drawn in June 2016, and the proceeds of $33.3 million were used to refinance the existing indebtedness on STI Rose. In September 2018, we refinanced the outstanding amounts borrowed under this facility by repaying $28.9 million and drawing down $36.5 million from the AVIC Lease Financing agreement (described below). We wrote off an aggregate of $0.1 million of deferred financing fees as a result of this transaction.
NIBC Credit Facility
In June 2016, we executed a senior secured term loan facility with NIBC Bank N.V. This facility was fully drawn in July 2016, and the aggregate proceeds of $40.8 million were used to refinance the existing indebtedness on STI Ville and STI Fontvieille, which were previously financed under our 2013 Credit Facility. During the year ended December 31, 2018, we repaid the outstanding balance of $34.7 million primarily in connection with the refinancing of the amounts borrowed for STI Fontvieille and STI Ville.
We wrote off an aggregate of $0.5 million of deferred financing fees as a result of these transactions.
2018 NIBC Credit Facility
In June 2018, we executed an agreement with NIBC Bank N.V. for a $35.7 million term loan facility. We refer to this facility as our 2018 NIBC Credit Facility. This facility was fully drawn in August 2018 and the proceeds were used to refinance the existing indebtedness related to two MR product tankers (STI Memphis and STI Soho), which were previously financed under the BNP Paribas Credit Facility.
The loan facility has a final maturity of June 2021, bears interest at LIBOR plus a margin of 2.5% per annum and will be repaid in equal quarterly installments of $0.8 million, in aggregate, with a balloon payment due upon maturity.  Our 2018 NIBC Credit Facility includes financial covenants that require us to maintain:

•	The ratio of net debt to total capitalization no greater than 0.60 to 1.00.

•
Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issuances occurring on or after January 1, 2016.

•	Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.

•
The aggregate of the fair market value of the vessels provided as collateral under the facility shall be: 130% from the first drawdown date and ending on the second anniversary of the first drawdown date; 135% from the second anniversary of the first drawdown date and expiring on the fourth anniversary of the first drawdown date; and 140% at all times thereafter.

The amount outstanding relating to this facility was $34.9 million as of December 31, 2018, and we were in compliance with the financial covenants relating to this facility as of that date.
2016 Credit Facility
In August 2016, we executed a senior secured loan facility with ABN AMRO Bank N.V., Nordea Bank Finland plc, acting through its New York branch, and Skandinaviska Enskilda Banken AB. The loan facility was fully drawn in September 2016, and the aggregate proceeds of $288.0 million were used to refinance the existing indebtedness on 16 MR product tankers, which were previously financed under the 2013 Credit Facility. This credit facility was comprised of a term loan up to $192.0 million and a revolver up to $96.0 million. During the year ended December 31, 2018, we repaid the outstanding balance of $196.0 million as a result of the refinancing of the amounts borrowed for all of the vessels collateralized under this facility.
We wrote off $2.2 million in deferred financing fees as a result of these transactions.
2017 Credit Facility
In March 2017, we executed a senior secured term loan facility with a group of financial institutions led by Macquarie Bank Limited (London Branch) for up to $172.0 million, or the 2017 Credit Facility. The 2017 Credit Facility consists of five tranches, including two commercial tranches of $15.0 million and $25.0 million, a KEXIM Guaranteed Tranche of $48.0 million, a KEXIM Funded Tranche of $52.0 million, and a GIEK Guaranteed Tranche of $32.0 million.
$145.5 million was drawn during the year ended December 31, 2017 to partially finance the purchases of seven newbuilding MRs and we made the following drawdown to partially finance the purchase of one newbuilding MR during the year ended December 31, 2018:

Drawdown amount
(in millions of U.S. dollars)	Drawdown date	Collateral
$21.5	January 2018	STI Jardins

There are no remaining amounts available under this facility. Other key terms are as follows:

•
The first commercial tranche of $15.0 million has a final maturity of six years from the drawdown date of each vessel, bears interest at LIBOR plus a margin of 2.25% per annum, and has a 15 year repayment profile.

•
The second commercial tranche of $25.0 million has a final maturity of nine years from the drawdown date of each vessel (assuming KEXIM or GIEK have not exercised their option to call for prepayment of the KEXIM and GIEK funded and guaranteed tranches by the date falling two months prior to the maturity of the first commercial tranche and in the event that the first commercial tranche has not been extended), bears interest at LIBOR plus a margin of 2.25% per annum, and has a 15 year repayment profile.

•
The KEXIM Funded Tranche and GIEK Guaranteed Tranche have a final maturity of 12 years from the drawdown date of each vessel (assuming the commercial tranches are refinanced through that date), bear interest at LIBOR plus a margin of 2.15% per annum, and have a 12 year repayment profile.

•
The KEXIM Guaranteed Tranche has a final maturity of 12 years from the drawdown date of each vessel (assuming the commercial tranches are refinanced through that date), bears interest at LIBOR plus a margin of 1.60% per annum, and has a 12 year repayment profile.

Our 2017 Credit Facility includes financial covenants that require us to maintain:

•	The ratio of net debt to total capitalization no greater than 0.60 to 1.00.

•
Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.

•	Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.

•
Concurrent with the amendment on the ratio of EBITDA to net interest expense financial covenant in September 2018, the security cover ratio under the 2017 Credit Facility was revised such that the aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 155% of the then aggregate outstanding principal amount of the loans under the credit facility.

Additionally, we have an aggregate of $5.0 million on deposit in a debt service reserve account as of December 31, 2018 in accordance with the terms and conditions of this facility. The funds deposited in this account are not freely available and will be released upon maturity. The balance in this account has been recorded as non-current Restricted Cash on our consolidated balance sheet as of December 31, 2018.
During the year ended December 31, 2018, we made scheduled principal payments of $10.5 million and an unscheduled prepayment of $8.0 million on this credit facility. The amounts outstanding as of December 31, 2018 and 2017 were $144.8 million and $141.8 million. We were in compliance with the financial covenants relating to this facility as of those dates.
HSH Nordbank Credit Facility
In January 2017, we executed a senior secured credit facility agreement with HSH Nordbank AG for $31.1 million, or the HSH Credit Facility. In February 2017, we refinanced the outstanding indebtedness related to STI Duchessa and STI Onyx by repaying an aggregate of $23.7 million on our 2011 Credit Facility and drawing down an aggregate of $31.1 million from this facility. In October 2017, we repaid $13.8 million relating to the amounts borrowed for STI Onyx in connection with the sale and leaseback of this vessel.
In September 2018, we repaid the remaining outstanding balance of $14.2 million in connection with the sale and leaseback of STI Duchessa.
We wrote off $0.2 million in deferred financing fees as a result of this transaction.
DVB 2017 Credit Facility
In March 2017, we executed a senior secured term loan facility of up to $81.4 million with DVB Bank SE, or the DVB 2017 Credit Facility, to refinance our previous facility with DVB Bank SE. The DVB 2017 Credit Facility was used to refinance the existing indebtedness on four product tankers, STI Wembley, STI Milwaukee, STI Seneca and STI Alexis in April 2017. Additionally, during the year ended December 31, 2018, we repaid the outstanding balance of $78.4 million primarily as a result of the refinancing of the amounts borrowed for these vessels.
We wrote off $1.2 million in deferred financing fees as a result of the repayment of this facility.
Credit Agricole Credit Facility
As part of the closing of the NPTI Vessel Acquisition in June 2017, we assumed the outstanding indebtedness under NPTI's senior secured term loan with Credit Agricole. STI Excel, STI Excelsior, STI Expedite and STI Exceed are pledged as collateral under this facility. Repayments are being made in equal quarterly installments of $2.1 million in aggregate in accordance with a 15-year repayment profile with a balloon payment due upon maturity, which occurs between November 2022 and February 2023 (depending on the vessel). The facility bears interest at LIBOR plus a margin of 2.75%.
Our Credit Agricole Credit Facility includes financial covenants that require us to maintain:

•	The ratio of net debt to total capitalization no greater than 0.60 to 1.00.

•
Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.

•	Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.

•
The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 135% of the then aggregate outstanding principal amount of the loans under the credit facility.

The carrying values of the indebtedness related to this facility (which includes the discount recorded to write the value down of its fair value as part of the purchase price allocation for the Merger) as of December 31, 2018 and 2017 were $96.2 million and $103.9 million. We were in compliance with the financial covenants relating to this facility as of those dates.
ABN AMRO/K-Sure Credit Facility
We assumed the outstanding indebtedness under NPTI's senior secured credit facility with ABN AMRO Bank N.V. and Korea Trade Insurance Corporation, or K-Sure, which we refer to as the ABN AMRO/K-Sure Credit Facility, upon the closing of the Merger with NPTI in September 2017. Two LR1s (STI Precision and STI Prestige) are collateralized under this facility and the facility consists of two separate tranches, an $11.5 million commercial tranche and a $43.8 million K-Sure tranche (which represents the amounts assumed from NPTI).
The commercial tranche bears interest at LIBOR plus 2.75%, and the K-Sure tranche bears interest at LIBOR plus 1.80%. Repayments on the K-Sure tranche are being made in equal quarterly installments of $1.0 million in accordance with a 12-year repayment profile from the date of delivery from the shipyard, with a balloon payment due upon maturity, and the commercial tranche is being repaid via a balloon payment upon maturity in September and November 2022 (depending on the vessel). The K-Sure tranche fully matures in September and November 2028 (depending on the vessel), and K-Sure has an option to require repayment upon the maturity of the commercial tranche if the commercial tranche is not refinanced by its maturity dates.
Our ABN AMRO/K-Sure Credit Facility includes financial covenants that require us to maintain:

•	The ratio of net debt to total capitalization no greater than 0.60 to 1.00.

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Consolidated tangible net worth no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.

•	Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.

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The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 135% of the then aggregate outstanding principal amount of the loans (less any amounts held in a debt service reserve account as described below) under the credit facility.

Additionally, we have an aggregate of $0.5 million on deposit in a debt service reserve account as of December 31, 2018 in accordance with the terms and conditions of this facility. The funds deposited in this account are not freely available and will be released upon maturity. The balance in this account has been recorded as non-current Restricted Cash on our consolidated balance sheet as of December 31, 2018.
The carrying values of the indebtedness related to this facility (which includes the discount recorded to write the value down of its fair value as part of the purchase price allocation for the Merger) as of December 31, 2018 and 2017 were $46.8 million and $49.9 million, respectively. We were in compliance with the financial covenants relating to this facility as of those dates.
Citibank/K-Sure Credit Facility
We assumed the outstanding indebtedness under NPTI's senior secured credit facility with Citibank N.A., London Branch, Caixabank, S.A., and K-Sure, which we refer to as the Citibank/K-Sure Credit Facility, upon the closing of the Merger with NPTI in September 2017. Four LR1s (STI Excellence, STI Executive, STI Experience, and STI Express) are collateralized under this facility. The facility consists of two separate tranches, a $25.1 million commercial tranche and a $91.2 million K-Sure tranche (which represents the amounts assumed from NPTI).
The commercial tranche bears interest at LIBOR plus 2.50% and the K-Sure tranche bears interest at LIBOR plus 1.60%. Repayments on the K-Sure tranche are being made in equal quarterly installments of $2.1 million in accordance with a 12-year repayment profile from the date of delivery from the shipyard, with a balloon payment due upon maturity and the commercial tranche is scheduled to be repaid via a balloon payment upon the maturity which occurs between March and May 2022 (depending on the vessel). The K-Sure tranche fully matures between March and May 2028 (depending on the vessel), and K-Sure has an option to require repayment upon the maturity of the commercial tranche if the commercial tranche is not refinanced by its maturity dates.
Our Citibank/K-Sure Credit Facility includes financial covenants that require us to maintain:

•	The ratio of net debt to total capitalization no greater than 0.60 to 1.00.

•
Consolidated tangible net worth no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.

•	Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.

•
The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 135% of the then aggregate outstanding principal amount of the loans (less any amounts held in a debt service reserve account as described below) under the credit facility.

Additionally, we have an aggregate of $4.0 million on deposit in a debt service reserve account as of December 31, 2018 in accordance with the terms and conditions of this facility. The funds deposited in this account are not freely available and will be released upon maturity. The balance in this account has been recorded as non-current Restricted Cash on our consolidated balance sheet as of December 31, 2018.
The carrying values of the indebtedness related to this facility (which includes the discount recorded to write the value down of its fair value as part of the purchase price allocation for the Merger) as of December 31, 2018 and 2017 were $97.6 million and $104.1 million, respectively. We were in compliance with the financial covenants relating to this facility as of those dates.
ABN AMRO / SEB Credit Facility
In June 2018, we executed a senior secured term loan facility with ABN AMRO Bank N.V. and Skandinaviska Enskilda Banken AB for up to $120.6 million.  We refer to this facility as our ABN AMRO / SEB Credit Facility. This loan was fully drawn in June 2018 and the proceeds were used to refinance the existing indebtedness of $87.6 million under our K-Sure Credit Facility relating to five vessels consisting of one Handymax product tanker (STI Hammersmith), one MR product tanker (STI Westminster), and three LR2 product tankers (STI Connaught, STI Winnie and STI Lauren).
The ABN/SEB Credit Facility has a final maturity of June 2023 and bears interest at LIBOR plus a margin of 2.6% per annum.  The loan will be repaid in equal quarterly installments of $2.9 million per quarter, in aggregate, for the first eight installments and $2.5 million per quarter, in aggregate, thereafter, with a balloon payment due upon maturity.
Our ABN AMRO / SEB Credit Facility includes financial covenants that require us to maintain:

•	The ratio of net debt to total capitalization no greater than 0.65 to 1.00.

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Consolidated tangible net worth of no less than $1,265,728,005 plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2018 and (ii) 50% of the net proceeds of new equity issuances occurring on or after January 1, 2018.

•	Minimum liquidity of not less than the greater of $25.0 million and $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.

•
The aggregate of the fair market value of the vessels provided as collateral under the facility shall be: 130% from the date of this agreement and ending on the second anniversary thereof and 140% at all times thereafter.

The amount outstanding as of December 31, 2018 was $114.8 million and we were in compliance with the financial covenants as of that date.
Lease financing arrangements
The below lease financing arrangements were entered into during 2017 and 2018 or were assumed as part of the Merger with NPTI.  For each arrangement, we have evaluated whether, in substance, these transactions are leases or merely a form of financing.  As a result of this evaluation, we have concluded that each agreement is a form of financing on the basis that the terms and conditions are such that we never part with the risks and rewards incidental to ownership of each vessel for the remainder of its useful life.  This conclusion was reached, in part, as a result of the existence within each agreement of either a purchase obligation or a purchase option that will almost certainly be exercised.  Accordingly, the liability under each arrangement has been recorded at amortized cost using the effective interest method, and the corresponding vessels have been recorded at cost, less accumulated depreciation, on our consolidated balance sheet.
The obligations set forth below are secured by, among other things, assignments of earnings and insurances and stock pledges and account charges in respect of the subject vessels. All of the financing arrangements contain customary events of default, including cross-default provisions.
Bank of Communications Financial Leasing MR financing, or the BCFL Lease Financing (MR)
In September 2017, we entered into finance lease agreements to sell and lease back five 2012 built MR product tankers (STI Amber, STI Topaz, STI Ruby, STI Garnet and STI Onyx) with Bank of Communications Finance Leasing Co Ltd., or BCFL, for a sales price of $27.5 million per vessel. The financing for STI Topaz, STI Ruby and STI Garnet closed in September 2017, the financing for STI Onyx closed in October 2017, and the financing for STI Amber closed in November 2017. Each agreement is for a fixed term of seven years at a bareboat rate of $9,025 per vessel per day, and we have three consecutive one-year options to extend each charter beyond the initial term. Furthermore, we have the option to purchase these vessels beginning at the end of the fifth year of the agreements through the end of the tenth year of the agreements. A deposit of $5.1 million per vessel was retained by the buyers and will either be applied to the purchase price of the vessel if a purchase option is exercised, or refunded to us at the expiration of the agreement (as applicable).
Our BCFL Lease Financing (MR) includes a financial covenant that requires us to maintain that the aggregate of the fair market value of each vessel leased under the facility plus the aforementioned $5.1 million deposit shall at all times be no less than 100% of the then outstanding balance plus the aforementioned $5.1 million deposit.
The aggregate outstanding balances under this arrangement were $98.8 million and $109.2 million as of December 31, 2018 and 2017, respectively. We were in compliance with the financial covenants as of those dates.
Bank of Communications Financial Leasing LR2 financing, or the BCFL Lease Financing (LR2)
In connection with the Merger, we assumed the obligations under NPTI’s finance lease arrangement with Bank of Communications Finance Leasing Co Ltd., or BCFL, for three LR2 tankers (STI Solace, STI Solidarity, and STI Stability) upon the September Closing. Under the arrangement, each vessel is subject to a 10-year bareboat charter, which expire in July 2026. Charterhire under the arrangement is determined in advance, on a quarterly basis and is calculated by determining the payment based off of the then outstanding balance, the time to expiration and an interest rate of LIBOR plus 3.50%. Using the forward interest swap curve at December 31, 2018, future monthly principal payments are estimated to be $0.2 million per vessel gradually increasing to $0.3 million per vessel per month until the expiration of the agreement. We have purchase options to re-acquire each of the subject vessels during the bareboat charter period, with the first of such options exercisable at the end of the fourth year from the delivery date of the respective vessel. There is also a purchase obligation for each vessel upon the expiration of the agreement.
Additionally, we have an aggregate of $0.8 million on deposit in a deposit account as of December 31, 2018 in accordance with the terms and conditions of this facility. The funds deposited in this account are not freely available and will be released upon maturity. The balance in this account has been recorded as non-current Restricted Cash on our consolidated balance sheet as of December 31, 2018.
The carrying values of the amounts due under this arrangement (which reflect fair value adjustments made as part of the purchase price allocation) were $97.5 million and $104.2 million as of December 31, 2018 and 2017, respectively. We were in compliance with the financial covenants as of those dates.
CSSC Shipping Lease Financing
In connection with the Merger, we assumed the obligations under NPTI’s finance lease arrangement with CSSC (Hong Kong) Shipping Company Limited, or CSSC, for eight LR2 tankers (STI Gallantry, STI Nautilus, STI Guard, STI Guide, STI Goal, STI Gauntlet, STI Gladiator and STI Gratitude) upon the September Closing. Under the arrangement, each vessel is subject to a 10-year bareboat charter which expire throughout 2026 and 2027 (depending on the vessel). Charterhire under the arrangement is comprised of a fixed repayment amount of $0.2 million per month per vessel plus a variable component calculated at LIBOR plus 4.60%. We have purchase options to re-acquire each of the subject vessels during the bareboat charter period, with the first of such options exercisable at the end of the fourth year from the delivery date of the respective vessel. There is also a purchase obligation for each vessel upon the expiration of the agreement.
Our CSSC finance lease arrangement includes a financial covenant that requires the fair market value of each vessel that is leased under this facility to at all times be no less than 125% of the applicable outstanding balance for such vessel. In September 2017, we made a $10.9 million aggregate prepayment on this arrangement to maintain compliance with this covenant. This prepayment was released from restricted cash that was assumed from NPTI at the closing date of the Merger.
The carrying values of the amounts due under this arrangement (which reflect fair value adjustments made as part of the purchase price allocation) were $251.8 million and $270.0 million as of December 31, 2018 and 2017, respectively. We were in compliance with the financial covenants as of those dates.
CMBFL Lease Financing
In connection with the Merger, we assumed the obligations under NPTI’s finance lease arrangement with CMB Financial Leasing Co. Ltd, or CMBFL, for two LR1 tankers (STI Pride and STI Providence) upon the September Closing. Under this arrangement, each vessel is subject to a seven-year bareboat charter, which expires in July or August 2023 (depending on the vessel). Charterhire under the arrangement is comprised of a fixed, quarterly repayment amount of $0.6 million per vessel plus a variable component calculated at LIBOR plus 3.75%. We have purchase options to re-acquire each of the subject vessels during the bareboat charter period, with the first of such options exercisable on the third anniversary from the delivery date of the respective vessel. There is also a purchase obligation for each vessel upon the expiration of the agreement. We are subject to certain terms and conditions, including financial covenants, under this arrangement which are summarized as follows:

•	The ratio of net debt to total capitalization no greater than 0.60 to 1.00.

•
Consolidated tangible net worth no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.

•	Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.

•	The fair market value of each vessel leased under the facility shall at all times be no less than 115% of the outstanding balance for such vessel.
Additionally, we have an aggregate of $2.0 million on deposit in a deposit account as of December 31, 2018 in accordance with the terms and conditions of this facility. The funds deposited in this account are not freely available and will be released upon maturity. The balance in this account has been recorded as non-current Restricted Cash on our consolidated balance sheet as of December 31, 2018.
The carrying values of the amounts due under this arrangement (which reflect fair value adjustments made as part of the purchase price allocation) were $61.2 million and $65.9 million as of December 31, 2018 and 2017, respectively. We were in compliance with the financial covenants as of those dates.
Ocean Yield Lease Financing
In connection with the Merger, we assumed the obligations under NPTI’s finance lease arrangement with Ocean Yield ASA for four LR2 tankers (STI Sanctity, STI Steadfast, STI Supreme, and STI Symphony) upon the September Closing. Under this arrangement, each vessel is subject to a 13-year bareboat charter, which expires between February and August 2029 (depending on the vessel). Charterhire, which is paid monthly in advance, includes a fixed payment in addition to a quarterly adjustment based on prevailing LIBOR rates.
Monthly principal payments are approximately $0.2 million per vessel gradually increasing to $0.3 million per vessel per month until the expiration of the agreement. The interest component of the leases approximates LIBOR plus 5.40%. We also have purchase options to re-acquire each of the vessels during the bareboat charter period, with the first of such options exercisable beginning at the end of the seventh year from the delivery date of the subject vessel.
We are subject to certain terms and conditions, including financial covenants, under this arrangement which are summarized as follows:

•	The ratio of net debt to total capitalization no greater than 0.60 to 1.00.

•
Consolidated tangible net worth no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.

•	Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
The carrying values of the amounts due under this arrangement (which reflect fair value adjustments made as part of the purchase price allocation) were $158.8 million and $169.0 million as of December 31, 2018 and 2017, respectively. We were in compliance with the financial covenants as of those dates.
China Huarong Lease Financing
In May 2018, we reached an agreement to sell and leaseback six 2014 built MR product tankers, (STI Opera, STI Virtus, STI Venere, STI Aqua, STI Dama, and STI Regina) to China Huarong Shipping Financial Leasing Co., Ltd. The borrowing amount under the arrangement is $144.0 million in aggregate. These agreements closed in August 2018, and the proceeds were utilized to repay $92.7 million of the outstanding indebtedness under our 2016 Credit Facility.
Each agreement is for a fixed term of eight years, and the Company has options to purchase the vessels beginning at the end of the third year of each agreement. The leases bear interest at LIBOR plus a margin of 3.5% per annum and will be repaid in equal quarterly principal installments of $0.6 million per vessel. Each agreement also has a purchase obligation at the end of the eighth year, which is equal to the outstanding principal balance at that date. We are subject to certain terms and conditions under this arrangement, including the financial covenant that the Company will maintain consolidated tangible net worth of no less than $650.0 million.
The amount outstanding was $137.3 million as of December 31, 2018, and we were in compliance with the financial covenant relating to this facility as of that date.
$116.0 million Lease Financing
In August 2018, we executed an agreement to sell and leaseback two MR product tankers (STI Gramercy and STI Queens) and two LR2 product tankers (STI Oxford and STI Selatar) in two separate transactions to an international financial institution. The net borrowing amount (which reflect the selling price less deposits and commissions to the lessor) under the arrangement was $114.8 million in aggregate, consisting of $23.8 million per MR and $33.7 million per LR2. The proceeds were utilized to repay $26.5 million of the outstanding indebtedness on our Credit Suisse Credit Facility and $46.6 million of the outstanding indebtedness on our K-Sure Credit Facility for these vessels.
Under the terms of these agreements, the Company will bareboat charter-in the vessels for a period of seven years at $7,935 per day for each MR and $11,040 per day for each LR2 (which includes both the principal and interest components of the lease). In addition, we have purchase options beginning at the end of the third year of each agreement, and a purchase obligation for each vessel upon the expiration of each agreement.
We are subject to certain terms and conditions, including a financial covenant that requires us to maintain that the aggregate of the fair market value of each vessel leased under the facility plus the aforementioned deposits shall at all times be no less than 111% of the then outstanding balance plus the aforementioned deposits.
The amount outstanding was $112.7 million as of December 31, 2018, and we were in compliance with the financial covenant as of that date.
2018 CMB Lease Financing
In July 2018, we executed an agreement to sell and leaseback six MR product tankers (STI Battery, STI Milwaukee, STI Tribeca, STI Bronx, STI Manhattan, and STI Seneca) to CMB Financial Leasing Co., Ltd. The borrowing amount under the arrangement is $141.6 million in aggregate and the sales closed in August 2018. The proceeds were utilized to repay $33.5 million of the outstanding indebtedness on our DVB 2017 Credit Facility, $39.7 million of the outstanding indebtedness on our K-Sure Credit Facility and $14.4 million of the outstanding indebtedness on our BNPP Credit Facility for these vessels.
Each agreement is for a fixed term of eight years, and the Company has options to purchase the vessels at the start of the fourth year of each agreement. The lease bears interest at LIBOR plus a margin of 3.2% per annum and will be repaid in quarterly principal installments of $0.4 million per vessel. Each agreement also has a purchase obligation at the end of the eighth year, which is equal to the outstanding principal balance at that date. We are subject to certain terms and conditions, including financial covenants, under this arrangement which are summarized as follows:

•	The ratio of net debt to total capitalization no greater than 0.60 to 1.00.

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Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issuances occurring on or after January 1, 2016.

•	Minimum liquidity of not less than the greater of $25.0 million and $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.

•	The fair market value of each vessel leased under the facility shall at all times be no less than 115% of the outstanding balance for such vessel.
The amount outstanding was $136.5 million as of December 31, 2018, and we were in compliance with the financial covenants as of that date.
AVIC Lease Financing
In July 2018, we executed an agreement to sell and leaseback three MR product tankers (STI Ville, STI Fontvieille and STI Brooklyn) and two LR2 product tankers (STI Rose and STI Rambla) to AVIC International Leasing Co., Ltd. The borrowing amounts under the arrangement are $24.0 million per MR and $36.5 million per LR2 ($145.0 million in aggregate). These transactions closed in August and September 2018. The proceeds were utilized to repay $32.7 million of the outstanding indebtedness on our NIBC Credit Facility, $13.0 million of the outstanding indebtedness on our K-Sure Credit Facility, $28.3 million of the outstanding indebtedness on our Scotiabank Credit Facility and $26.1 million of the outstanding indebtedness on our Credit Suisse Credit Facility for these vessels.
Each agreement is for a fixed term of eight years, and the Company has options to purchase the vessels beginning at the end of the second year of each agreement. The leases bear interest at LIBOR plus a margin of 3.7% per annum and will be repaid in quarterly principal installments of $0.5 million per MR and $0.8 million per LR2. Each agreement also has a purchase obligation at the end of the eighth year, which is equal to the outstanding principal balance at that date. We are subject to certain terms and conditions, including financial covenants, under this arrangement which are summarized as follows:

•	The ratio of net debt to total capitalization no greater than 0.70 to 1.00.

•	Consolidated tangible net worth of no less than $650.0 million.

•	The fair market value of each grouped vessels (MRs or LR2s) leased under the facility shall at all times be no less than 110% of the outstanding balance for such grouped vessels (MRs or LR2s).
The amount outstanding was $139.1 million as of December 31, 2018, and we were in compliance with the financial covenants as of that date.
COSCO Shipping Lease Financing
In September 2018, we executed an agreement to sell and leaseback two Handymax product tankers (STI Battersea and STI Wembley) and two MR product tankers (STI Texas City and STI Meraux) to Oriental Fleet International Company Limited ("COSCO Shipping"). The borrowing amounts under the arrangement are $21.2 million for the Handymax vessels and $22.8 million for the MR vessels ($88.0 million in aggregate). The proceeds were utilized to repay $14.8 million of the outstanding indebtedness on our DVB 2017 Credit Facility, $12.6 million of the outstanding indebtedness on our K-Sure Credit Facility, and $30.0 million of the outstanding indebtedness on our 2016 Credit Facility relating to these vessels.
Each agreement is for a fixed term of eight years, and the Company has options to purchase the vessels beginning at the end of the second year of each agreement. The facility bears interest at LIBOR plus a margin of 3.6% per annum and will be repaid in quarterly installments of $0.5 million per vessel. Each agreement also has a purchase obligation at the end of the eighth year, which is equal to the outstanding principal balance at that date. We are subject to certain terms and conditions, including financial covenants, under this arrangement which are summarized as follows:

•	The ratio of total liabilities (less cash and cash equivalents) to total assets no greater than 0.65 to 1.00.

•
Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2018 and (ii) 50% of the net proceeds of new equity issuances occurring on or after January 1, 2018.

•	The fair market value of each vessel leased under the facility shall at all times be no less than 110% of the outstanding balance for such vessel.
The amount outstanding was $84.2 million as of December 31, 2018, and we were in compliance with the financial covenants as of that date.
$157.5 million Lease Financing
In July 2018, we agreed to sell and leaseback six MR product tankers (STI San Antonio, STI Benicia, STI St. Charles, STI Yorkville, STI Mayfair and STI Duchessa) and one LR2 product tanker (STI Alexis) to an international financial institution. The borrowing amount under the arrangement was $157.5 million in aggregate, and these sales closed in October 2018. In September 2018, we repaid the outstanding indebtedness for two vessels consisting of $14.2 million on the HSH Credit Facility and $13.6 million on the K-Sure Credit Facility, in advance of the October closing of these transactions. Upon closing, the proceeds were utilized to repay the remaining outstanding indebtedness of $59.2 million on our 2016 Credit Facility and the remaining outstanding indebtedness of $25.8 million on our DVB 2017 Credit Facility for the remaining five vessels.
Each agreement is for a fixed term of seven years, and we have options to purchase the vessels beginning at the end of the third year of each agreement. The leases bear interest at LIBOR plus a margin of 3.0% per annum and will be repaid in equal quarterly principal installments of $0.5 million per MR and $0.6 million for the LR2. Each agreement also has a purchase obligation at the end of the seventh year (which is equal to the outstanding principal balance at that date). We are subject to certain terms and conditions, including financial covenants, under this arrangement which are summarized as follows:

•	The ratio of net debt to total capitalization no greater than 0.60 to 1.00.

•
Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issuances occurring on or after January 1, 2016.

•	Minimum liquidity of not less than the greater of $25.0 million and $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.

•	The fair market value of each vessel leased under the facility shall at all times be no less than 115% of the outstanding balance for such vessel.
The amount outstanding was $152.1 million as of December 31, 2018, and we were in compliance with the financial covenants as of that date.
Unsecured debt
Unsecured Senior Notes Due 2020
On May 12, 2014, we issued $50.0 million in aggregate principal amount of 6.75% Senior Notes due May 2020, or our "Senior Notes Due 2020," and on June 9, 2014, we issued an additional $3.75 million aggregate principal amount of Senior Notes Due 2020 when the underwriters partially exercised their option to purchase additional Senior Notes Due 2020 on the same terms and conditions. The net proceeds from the issuance of the Senior Notes Due 2020 were $51.8 million after deducting the underwriters’ discounts, commissions and offering expenses.
The Senior Notes Due 2020 bear interest at a coupon rate of 6.75% per year, payable quarterly in arrears on the 15th day of February, May, August and November of each year. Coupon payments commenced on August 15, 2014. The Senior Notes Due 2020 are redeemable at our option, in whole or in part, at any time on or after May 15, 2017 at a redemption price equal to 100% of the principal amount to be redeemed, plus accrued and unpaid interest to, but excluding, the redemption date.
The Senior Notes Due 2020 are our senior unsecured obligations and rank equally with all of our existing and future senior unsecured and unsubordinated debt and are effectively subordinated to our existing and future secured debt, to the extent of the value of the assets securing such debt, and will be structurally subordinated to all existing and future debt and other liabilities of our subsidiaries. No sinking fund is provided for the Senior Notes Due 2020. The Senior Notes Due 2020 were issued in minimum denominations of $25.00 and integral multiples of $25.00 in excess thereof and are listed on the NYSE under the symbol “SBNA.”
The Senior Notes Due 2020 require us to comply with certain covenants, including financial covenants, restrictions on consolidations, mergers or sales of assets and prohibitions on paying dividends or returning capital to equity holders if a covenant breach or an event of default has occurred or would occur as a result of such payment. If we undergo a change of control, holders may require us to repurchase for cash all or any portion of their notes at a change of control repurchase price equal to 101% of the principal amount of the notes to be repurchased, plus accrued and unpaid interest to, but excluding, the change of control purchase date.
The financial covenants under our Senior Notes Due 2020 include:

•	Net borrowings shall not equal or exceed 70% of total assets.

•	Net worth shall always exceed $650.0 million.
The outstanding balance was $53.75 million as of December 31, 2018 and December 31, 2017, and we were in compliance with the financial covenants relating to the Senior Notes Due 2020 as of those dates.
Convertible Senior Notes Due 2019
In June 2014, we issued $360.0 million in aggregate principal amount of convertible senior notes due 2019, or the "Convertible Notes due 2019," in a private offering to qualified institutional buyers pursuant to Rule 144A under the Securities Act. This amount includes the full exercise of the initial purchasers’ option to purchase an additional $60.0 million in aggregate principal amount of the Convertible Notes due 2019 in connection with the offering. The net proceeds we received from the issuance of the Convertible Notes due 2019 after the exercise of the initial purchasers’ option to purchase additional Convertible Notes due 2019 were $349.0 million after deducting the initial purchasers’ discounts, commissions and offering expenses of $11.0 million. As part of the transaction, we used a portion of the net proceeds to repurchase $95.0 million of our common stock, or 1,012,760 shares, at $93.80 per share in a privately negotiated transaction.
The Convertible Notes due 2019 bear interest at a coupon rate of 2.375% per annum, and are payable semi-annually in arrears on January 1 and July 1 of each year beginning on January 1, 2015. The Convertible Notes due 2019 will mature on July 1, 2019, unless earlier converted, redeemed or repurchased. At issuance, the Convertible Notes due 2019 were convertible in certain circumstances and during certain periods at an initial conversion rate of 8.20075 shares of common stock per $1,000 (which represents an initial conversion price of approximately $121.94 per share of common stock), subject to adjustment in certain circumstances as set forth in the indenture governing the Convertible Notes due 2019. Adjustments were made during years ended December 31, 2018 and 2017 to the initial conversion rate as a result of the issuance of dividends to our common stockholders. The table below details the dividends declared from the issuance of the Convertible Notes due 2019 through December 31, 2018 and their corresponding effect to the conversion rate of the Convertible Notes due 2019 (as adjusted for the reverse stock split that was effective in January 2019). The conversion rate as of December 31, 2018 was 10.05396.

Record Date	Dividends per share	Share Adjusted Conversion Rate (1)
August 22, 2014	$1.000	8.28556
November 25, 2014	$1.200	8.40184
March 13, 2015	$1.200	8.52216
May 21, 2015	$1.250	8.63738
August 14, 2015	$1.250	8.74349
November 24, 2015	$1.250	8.86790
March 10, 2016	$1.250	9.05311
May 11, 2016	$1.250	9.25323
September 15, 2016	$1.250	9.49345
November 25, 2016	$1.250	9.77039
February 23, 2017	$0.100	9.79316
May 11, 2017	$0.100	9.81588
September 25, 2017	$0.100	9.84450
December 13, 2017	$0.100	9.87742
March 12, 2018	$0.100	9.92056
June 6, 2018	$0.100	9.95277
September 20, 2018	$0.100	10.00515
December 5, 2018	$0.100	10.05396
(1) Per $1,000 principal amount.

Holders could convert their notes at their option at any time prior to the close of business on the business day immediately preceding January 1, 2019 only under the following circumstances:

•
during any calendar quarter commencing after the calendar quarter ending on September 30, 2014 (and only during such calendar quarter), if the last reported sale price of the common stock for at least 15 trading days (whether or not consecutive) during a period of 25 consecutive trading days ending on the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price on each applicable trading day;

•
during the five-business day period after any five consecutive trading day period, or the Measurement Period, in which the trading price (as defined in the indenture) per $1,000 principal amount of Convertible Notes due 2019 for each trading day of the Measurement Period was less than 98% of the product of the last reported sale price of our common stock and the conversion rate on each such trading day;

•	if the Company calls any or all of the Convertible Notes due 2019 for redemption, at any time prior to the close of business on the scheduled trading day immediately preceding the redemption date; or

•
upon the occurrence of specified corporate events as defined in the indenture (e.g. consolidations, mergers, a binding share exchange or the transfer or lease of all or substantially all of our assets).

We were not permitted to redeem the Convertible Notes due 2019 prior to July 6, 2017. Effective July 6, 2017, we may redeem for cash all or any portion of the notes, at our option if the last reported sale price of our common stock has been at least 130% of the conversion price then in effect for at least 15 trading days (whether or not consecutive) during any 25 consecutive trading day period (including the last trading day of such period) ending on, and including, the trading day immediately preceding the date on which we provide notice of redemption at a redemption price equal to 100% of the principal amount of the notes to be redeemed, plus accrued and unpaid interest to, but excluding, the redemption date. No sinking fund is provided for the Convertible Notes due 2019.
The Convertible Notes due 2019 require us to comply with certain covenants such as restrictions on consolidations, mergers or sales of assets. Additionally, if we undergo a fundamental change, holders may require us to repurchase for cash all or any portion of their notes at a fundamental change repurchase price equal to 100% of the principal amount of the notes to be repurchased, plus accrued and unpaid interest to, but excluding, the fundamental change repurchase date.
Upon issuance, we determined the initial carrying value of the liability component of the Convertible Notes due 2019 to be $298.7 million based on the fair value of a similar liability that does not have any associated conversion feature. We used our Senior Notes Due 2020 issued in May 2014 as the basis for this determination. The difference between the fair value of the liability component and the face value of the Convertible Notes due 2019 is being amortized over the term of the Convertible Notes under the effective interest method and recorded as part of financial expenses. The residual value of $61.3 million (the conversion feature) was recorded to Additional paid-in capital upon issuance.
In July 2015, we repurchased $1.5 million face value of our Convertible Notes due 2019 at an average price of $1,088.10 per $1,000 principal amount. As a result of this transaction, we reduced the liability and equity components of the Convertible Notes due 2019 by $1.3 million and $0.4 million, respectively and we recorded a gain of $46,273, which is recorded within financial income of consolidated statement of income or loss. We also wrote off $30,880 of deferred financing fees as a result of this transaction.
In March 2016, we repurchased $5.0 million face value of our Convertible Notes due 2019 at an average price of $831.05 per $1,000 principal amount, or $4.2 million. As a result of this transaction, we reduced the liability and equity components of the Convertible Notes due 2019 by $4.4 million and $0.3 million, respectively and we recorded a gain of $0.6 million, which is recorded within financial income of the consolidated statement of income or loss. We also wrote off $0.1 million of deferred financing fees as a result of this transaction.
In May 2016, we repurchased $5.0 million face value of our Convertible Notes due 2019 at an average price of $847.50 per $1,000 principal amount, or $4.2 million. As a result of this transaction, we reduced the liability and equity components of the Convertible Notes due 2019 by $4.4 million and $0.2 million, respectively and we recorded a gain of $0.4 million, which is recorded within financial income of the consolidated statement of income or loss. We also wrote off $0.1 million of deferred financing fees as a result of this transaction.
In May 2018 and July 2018, we exchanged $188.5 million and $15.0 million (out of $348.5 million outstanding), respectively, in aggregate principal amount of our Convertible Notes due 2019 for $188.5 million and $15.0 million, respectively, in aggregate principal amount of the Company's new 3.0% Convertible Senior Notes due 2022 (the “Convertible Notes due 2022”), the terms of which are described below. These exchanges were executed with certain holders of the Convertible Notes due 2019 via separate, privately negotiated agreements.
The carrying values of the debt component of the Convertible Notes due 2019 that were part of exchanges were $180.4 million and $14.5 million on the dates of the exchanges, respectively. These values were also determined to approximate the fair value (including the debt and equity components) on the dates of the exchanges. As these transactions were accounted for as extinguishments of debt, an aggregate loss of $17.8 million ($17.0 million in May 2018 and $0.8 million in July 2018) was recorded representing the difference between the carrying values on the dates of exchanges and (i) the aggregate consideration exchanged of $188.5 million in May 2018 and $15.0 million in July 2018 of newly issued Convertible Notes due 2022 and (ii) all transaction costs incurred.
The carrying values of the liability component of the Convertible Notes due 2019 as of December 31, 2018 and 2017, were $142.2 million and $328.7 million, respectively. We incurred $5.3 million of coupon interest and $8.3 million of non-cash accretion of our Convertible Notes due 2019 during the year ended December 31, 2018. We incurred $8.3 million of coupon interest and $12.2 million of non-cash accretion of our Convertible Notes due 2019 during the year ended December 31, 2017.
We were in compliance with the covenants related to the Convertible Notes as of December 31, 2018 and December 31, 2017.
Convertible Senior Notes due 2022
As discussed above, in May 2018 and July 2018, we exchanged $188.5 million and $15.0 million, respectively, in aggregate principal amount of our Convertible Notes due 2019 for $188.5 million and $15.0 million, respectively, in aggregate principal amount of newly issued Convertible Notes due 2022. The Convertible Notes due 2022 issued in July 2018 have identical terms, are fungible with and are part of the series of Convertible Notes due 2022 issued in May 2018. Interest is payable semi-annually in arrears on November 15 and May 15 of each year, beginning on November 15, 2018. The Convertible Notes due 2022 will mature on May 15, 2022, unless earlier converted or repurchased in accordance with their terms.
The conversion rate of the Convertible Notes due 2022 was initially 25 common shares per $1,000 principal amount of Convertible Notes due 2022 (equivalent to an initial conversion price of approximately $40.00 per share of the Company’s common stock), and is subject to adjustment upon the occurrence of certain events as set forth in the indenture governing the Convertible Notes due 2022 (such as the payment of dividends).
The table below details the dividends issued during the year ended December 31, 2018 and the corresponding effect on the conversion rate of the Convertible Notes due 2022:

Record Date	Dividends per share	Share Adjusted Conversion Rate (1)
June 6, 2018	$0.10	25.08
September 20, 2018	$0.10	25.21
December 5, 2018	$0.10	25.34

(1) Per $1,000 principal amount of the Convertible Notes.
The Convertible Notes due 2022 are freely convertible at the option of the holder on or after January 1, 2019 and prior to the close of business on the business day immediately preceding the maturity date, and could be converted at any time prior to the close of business on the business day immediately preceding January 1, 2019 only under the following circumstances:

•
during any calendar quarter commencing after the calendar quarter ending on March 31, 2018 (and only during such calendar quarter), if the last reported sale price of the common stock for at least 15 trading days (whether or not consecutive) during a period of 25 consecutive trading days ending on the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price on each applicable trading day;

•
during the five-business day period after any five consecutive trading day period, or the Measurement Period, in which the trading price (as defined in the indenture) per $1,000 principal amount of Convertible Notes for each trading day of the Measurement Period was less than 98% of the product of the last reported sale price of our common stock and the conversion rate on each such trading day; or

•
upon the occurrence of specified corporate events as defined in the indenture (e.g. consolidations, mergers, a binding share exchange or the transfer or lease of all or substantially all of our assets).

Upon conversion of the Convertible Notes due 2022, holders will receive shares of the Company’s common stock. The Convertible Notes due 2022 are not redeemable by the Company.
The Convertible Notes due 2022 require us to comply with certain covenants such as restrictions on consolidations, mergers or sales of assets. Additionally, if we undergo a fundamental change (as defined in the indenture), holders may require us to repurchase for cash all or any portion of their notes at a fundamental change repurchase price equal to 100% of the principal amount of the notes to be repurchased, plus accrued and unpaid interest to, but excluding, the fundamental change repurchase date.
Upon the May and July 2018 issuances, we determined the initial carrying values of the liability components of the Convertible Notes due 2022 to be $154.3 million and $12.2 million, respectively, based on the fair value of a similar liability that does not have any associated conversion feature. We utilized recent pricing (with adjustments made to align the tenor) on (i) our Senior Unsecured Notes due 2019, (ii) Senior Unsecured Notes due 2020 and (iii) the pricing on recently issued unsecured bonds in the shipping sector as the basis for this determination. The difference between the fair value of the liability component and the face value of the Convertible Notes due 2022 is being amortized over the term of the Convertible Notes due 2022 under the effective interest method and recorded as part of financial expenses. The residual value (the conversion feature) of $34.2 million and $2.8 million, respectively, were recorded to Additional paid-in capital upon issuance.
The carrying value of the liability component of the Convertible Notes due 2022 (consisting of both the May 2018 and July 2018 issuances) as of December 31, 2018 was $171.5 million, and we incurred $3.8 million of coupon interest and $4.9 million of non-cash accretion during the year ended December 31, 2018. We were in compliance with the covenants related to the Convertible Notes due 2022 as of December 31, 2018.
Unsecured Senior Notes Due 2019
In March 2017, we issued $50.0 million in aggregate principal amount of 8.25% Senior Notes due June 2019, or our Senior Notes Due 2019, in an underwritten public offering and in April 2017, we issued an additional $7.5 million of Senior Notes due 2019 when the underwriters fully exercised their option to purchase additional notes under the same terms and conditions. The net proceeds from the issuance of the Senior Notes Due 2019 were $55.3 million after deducting the underwriters’ discounts, commissions and estimated offering expenses. Interest payments, which commenced on June 1, 2017, are payable quarterly in arrears on the 1st day of March, June, September and December of each year.
The Senior Notes Due 2019 are redeemable at our option, in whole or in part, at any time on or after December 1, 2018 at a redemption price equal to 100% of the principal amount to be redeemed, plus accrued and unpaid interest to, but excluding, the redemption date. The Senior Notes Due 2019 are our senior unsecured obligations and rank equally with all of our existing and future senior unsecured and unsubordinated debt and are effectively subordinated to our existing and future secured debt, to the extent of the value of the assets securing such debt, and will be structurally subordinated to all existing and future debt and other liabilities of our subsidiaries. No sinking fund is provided for the Senior Notes Due 2019. The Senior Notes Due 2019 were issued in minimum denominations of $25.00 and integral multiples of $25.00 in excess thereof and are listed on the NYSE under the symbol SBBC.
The Senior Notes Due 2019 require us to comply with certain covenants, including financial covenants, restrictions on consolidations, mergers or sales of assets and prohibitions on paying dividends or returning capital to equity holders if a covenant breach or an event of default has occurred or would occur as a result of such payment. If we undergo a change of control, holders may require us to repurchase for cash all or any portion of their notes at a change of control repurchase price equal to 101% of the principal amount of the notes to be repurchased, plus accrued and unpaid interest to, but excluding, the change of control purchase date.
The financial covenants under our Senior Notes Due 2019 include:

•	Net borrowings shall not equal or exceed 70% of total assets.

•	Net worth shall always exceed $650.0 million.
The amount outstanding as of December 31, 2018 was $57.5 million, and we were in compliance with the financial covenants relating to this facility as of that date. On March 18, 2019 ("the Redemption Date"), we redeemed the entire outstanding balance of our Senior Notes Due 2019.  The redemption price of the Senior Notes Due 2019 was equal to 100% of the principal amount to be redeemed, plus accrued and unpaid interest to, but excluding, the Redemption Date.